SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Schedule of revenues, cost of revenues, and gross profits by segment

	Years ended December 31,
	2020	2021	2022
Net revenues:
PRC teaching and management services	—	—	5,440
PRC play-and-learn centers	12,215	13,254	7,918
Singapore kindergartens, student care centers and others	25,964	31,007	30,752
Others	4,247	7,644	5,904
Total net revenues	42,426	51,905	50,014

Cost of revenues:
PRC teaching and management services	—	—	3,549
PRC play-and-learn centers	8,610	8,634	6,655
Singapore kindergartens, student care centers and others	21,513	25,362	28,779
Others	13,324	15,404	6,571
Total cost of revenues	43,447	49,400	45,554

Gross profit (loss)
PRC teaching and management services	—	—	1,891
PRC play-and-learn centers	3,605	4,620	1,263
Singapore kindergartens, student care centers and others	4,451	5,645	1,973
Others	(9,077)	(7,760)	(667)
Total gross (loss) profit	(1,021)	2,505	4,460

Schedule of Company's revenues and long lived assets by geographic areas

	Years ended December 31,
	2020	2021	2022
Net Revenues:
PRC	16,462	20,898	19,262
Singapore	25,964	31,007	30,752
	42,426	51,905	50,014

	As of December 31,
	2021	2022
Long-lived assets:
PRC	19,062	13,624
Singapore	13,992	11,828
	33,054	25,452